Deferred Costs, net (Tables)	12 Months Ended
Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deferred Costs, net
Deferred costs, net consist of the following (in thousands):

	December 31,
	2019	2018
Deferred franchise fees	$4,811	$4,571
Deferred loan costs	—	816
Total costs	4,811	5,387
Accumulated amortization	(1,914)	(1,938)
Deferred costs, net	$2,897	$3,449